Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUE, NET	$ 10,265,136	$ 5,441,958
COSTS AND OPERATING EXPENSES
Service costs	616,414	708,719
Cost of goods sold	8,615,734	2,050,253
Selling expenses	593,460	415,861
General and administrative expenses	5,473,533	2,437,985
Research and development expenses	102,837	1,043,177
Total costs and operating expenses	15,401,978	6,655,995
LOSS FROM OPERATIONS	(5,136,842)	(1,214,037)
OTHER (EXPENSES) INCOME
Investment losses	(1,342,490)	(926,560)
Interest income	38,640	17,808
Other income, net	80,462	134,020
Total other expenses	(1,223,388)	(774,732)
LOSS BEFORE INCOME TAXES	(6,360,230)	(1,988,769)
Income taxes provision (benefit)	1,006,257	(547,357)
NET LOSS	(7,366,487)	(1,441,412)
Less: net profit (loss) attributable to non-controlling interests	152,092	(50,618)
NET LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	(7,518,579)	(1,390,794)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(2,415,482)	332,708
TOTAL COMPREHENSIVE LOSS	(9,781,969)	(1,108,704)
Less: comprehensive loss attributable to non-controlling interest	(306,050)	(8,818)
COMPREHENSIVE LOSS ATTRIBUTABLE TO CONTROLLING SHAREHOLDERS	$ (9,475,919)	$ (1,099,886)
LOSS PER SHARE
Basic loss per share (in Dollars per share)	$ (0.31)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic weighted average number of shares outstanding (in Shares)	24,528,000	22,767,733